Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2020
Franklin DynaTech Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 0.3%
a
Axon Enterprise, Inc. ................................... United States 310,000 $ 37,984,300
a
TransDigm Group, Inc. ................................. United States 35,000 21,659,750
59,644,050
Automobiles 1.9%
a
Tesla, Inc. ........................................... United States 600,000 423,402,000
Biotechnology 2.2%
a,b
Applied Molecular Transport, Inc. ......................... United States 622,200 19,145,094
a
Argenx SE .......................................... Netherlands 300,000 88,407,912
a,b
Certara , Inc. ......................................... United States 500,000 16,860,000
a
CRISPR Therapeutics AG ............................... Switzerland 500,000 76,555,000
a
Dyne Therapeutics, Inc. ................................ United States 1,000,000 21,000,000
a
Exact Sciences Corp. .................................. United States 60,000 7,949,400
a,b
Invitae Corp. ......................................... United States 1,100,000 45,991,000
a
Iovance Biotherapeutics , Inc. ............................. United States 2,000,000 92,800,000
a
Legend Biotech Corp., ADR ............................. United States 100,000 2,816,000
a
Natera , Inc. .......................................... United States 900,000 89,568,000
a
PTC Therapeutics, Inc. ................................. United States 300,000 18,309,000
a,b
Repare Therapeutics, Inc. ............................... Canada 400,000 13,720,000
493,121,406
Capital Markets 2.1%
MarketAxess Holdings, Inc. .............................. United States 10,000 5,705,600
Moody's Corp. ........................................ United States 350,000 101,584,000
MSCI, Inc. ........................................... United States 555,000 247,824,150
Tradeweb Markets, Inc., A ............................... United States 2,000,000 124,900,000
480,013,750
Diversified Consumer Services 0.4%
a
Chegg , Inc. .......................................... United States 1,050,000 94,846,500
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 2,000,000 154,300,000
Electrical Equipment 0.1%
a
Array Technologies, Inc. ................................ United States 759,100 32,747,574
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., A .................................... United States 500,000 65,385,000
Keyence Corp. ....................................... Japan 150,000 84,377,555
a
Keysight Technologies, Inc. .............................. United States 200,000 26,418,000
176,180,555
Entertainment 3.5%
Activision Blizzard, Inc. ................................. United States 300,000 27,855,000
a
Netflix, Inc. .......................................... United States 180,000 97,331,400
Nintendo Co. Ltd. ..................................... Japan 125,000 80,242,677
a
Sea Ltd., ADR ........................................ Taiwan 2,500,000 497,625,000
a
Spotify Technology SA .................................. United States 275,000 86,531,500
789,585,577
Equity Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp. .................................. United States 250,000 56,115,000
Crown Castle International Corp. .......................... United States 500,000 79,595,000
Equinix , Inc. ......................................... United States 200,000 142,836,000
SBA Communications Corp. ............................. United States 500,000 141,065,000
419,611,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 7.3%
Abbott Laboratories .................................... United States 1,500,000 $ 164,235,000
a,b
CryoPort , Inc. ........................................ United States 200,000 8,776,000
Danaher Corp. ....................................... United States 1,250,000 277,675,000
a
DexCom , Inc. ........................................ United States 225,000 83,187,000
a
Edwards Lifesciences Corp. ............................. United States 1,300,000 118,599,000
a
IDEXX Laboratories, Inc. ................................ United States 580,000 289,924,600
a
Inari Medical, Inc. ..................................... United States 600,000 52,374,000
a
Intuitive Surgical, Inc. .................................. United States 205,000 167,710,500
a
iRhythm Technologies, Inc. .............................. United States 500,000 118,605,000
a
Novocure Ltd. ........................................ United States 100,000 17,304,000
a
Outset Medical, Inc. ................................... United States 110,000 6,252,400
ResMed , Inc. ........................................ United States 550,000 116,908,000
STERIS plc .......................................... United States 500,000 94,770,000
Stryker Corp. ........................................ United States 500,000 122,520,000
1,638,840,500
Health Care Providers & Services 0.6%
a
Guardant Health, Inc. .................................. United States 600,000 77,328,000
UnitedHealth Group, Inc. ................................ United States 200,000 70,136,000
147,464,000
Health Care Technology 2.6%
a,b
Accolade, Inc. ........................................ United States 52,500 2,283,750
a,b
American Well Corp., A ................................. United States 47,700 1,208,241
a
Inspire Medical Systems, Inc. ............................ United States 750,000 141,067,500
a
Teladoc Health, Inc. ................................... United States 829,520 165,870,819
a
Veeva Systems, Inc., A ................................. United States 1,000,000 272,250,000
582,680,310
Hotels, Restaurants & Leisure 0.1%
a,b
Airbnb, Inc., A ........................................ United States 89,400 13,123,920
Industrial Conglomerates 0.6%
Roper Technologies, Inc. ................................ United States 300,000 129,327,000
Interactive Media & Services 7.7%
a
Adevinta ASA ........................................ France 1,000,000 16,810,546
a
Alphabet, Inc., A ...................................... United States 200,000 350,528,000
a
Alphabet, Inc., C ...................................... United States 62,170 108,914,380
a
Facebook, Inc., A ..................................... United States 2,000,000 546,320,000
a
Match Group, Inc. ..................................... United States 1,000,000 151,190,000
a
Pinterest, Inc., A ...................................... United States 1,700,000 112,030,000
a
Snap, Inc., A ......................................... United States 500,000 25,035,000
Tencent Holdings Ltd. .................................. China 5,000,000 359,768,990
a,b
ZoomInfo Technologies, Inc., A ........................... United States 1,400,000 67,522,000
1,738,118,916
Internet & Direct Marketing Retail 14.0%
a
Alibaba Group Holding Ltd., ADR ......................... China 1,000,000 232,730,000
a
Amazon.com, Inc. ..................................... United States 500,000 1,628,465,000
a
Booking Holdings, Inc. ................................. United States 35,000 77,954,450
a,b
Chewy, Inc., A ........................................ United States 2,000,000 179,780,000
a,c
Delivery Hero SE, 144A, Reg S ........................... Germany 700,000 109,476,795
a,b
DoorDash , Inc., A ..................................... United States 30,600 4,368,150
a
Farfetch Ltd., A ....................................... United Kingdom 500,000 31,905,000
a
Fiverr International Ltd. ................................. Israel 1,000,000 195,100,000
a,c
JD Health International, Inc., 144A, Reg S ................... China 499,965 9,673,684
a
JD.com, Inc., ADR ..................................... China 250,000 21,975,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a,c
Meituan Dianping , B, Reg S ............................. China 599,959 $ 22,584,531
a
MercadoLibre , Inc. .................................... Argentina 300,000 502,566,000
a
Ozon Holdings plc, ADR ................................ Russia 125,000 5,176,250
a
Pinduoduo , Inc., ADR .................................. China 140,000 24,873,800
a
THG Holdings plc ..................................... United Kingdom 2,770,400 29,552,633
a,c
Zalando SE, 144A, Reg S ............................... Germany 650,000 72,303,412
3,148,484,705
IT Services 15.4%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 464,727,365
a
Afterpay Ltd. ......................................... Australia 500,000 45,452,850
a
EPAM Systems, Inc. ................................... United States 200,000 71,670,000
a
Globant SA .......................................... Argentina 100,000 21,761,000
a,b
Kingsoft Cloud Holdings Ltd., ADR ........................ China 69,000 3,004,950
Mastercard , Inc., A .................................... United States 1,000,000 356,940,000
a
MongoDB, Inc. ....................................... United States 625,000 224,400,000
a,c
Nuvei Corp., 144A, Reg S ............................... Canada 272,900 16,436,767
a
Okta , Inc. ........................................... United States 845,000 214,849,700
a
PayPal Holdings, Inc. .................................. United States 2,000,000 468,400,000
a
Shift4 Payments, Inc., A ................................ United States 350,000 26,390,000
a
Shopify, Inc., A ....................................... Canada 515,000 581,888,059
a
Snowflake, Inc., A ..................................... United States 201,700 56,758,380
a
Square, Inc., A ....................................... United States 1,000,000 217,640,000
a
StoneCo Ltd., A ....................................... Brazil 150,000 12,588,000
a
Twilio , Inc., A ......................................... United States 880,000 297,880,000
Visa, Inc., A .......................................... United States 1,300,000 284,349,000
a
Wix.com Ltd. ......................................... Israel 415,000 103,733,400
3,468,869,471
Life Sciences Tools & Services 4.6%
a
10X Genomics, Inc., A .................................. United States 565,000 80,004,000
a
Berkeley Lights, Inc. ................................... United States 350,000 31,293,500
a
Bio-Rad Laboratories, Inc., A ............................. United States 30,000 17,488,200
a,b
Evotec SE ........................................... Germany 500,000 18,476,697
a
Illumina, Inc. ......................................... United States 350,000 129,500,000
Lonza Group AG ...................................... Switzerland 250,000 161,041,701
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 400,000 11,220,000
a
QIAGEN NV ......................................... United States 65,000 3,435,250
a
Repligen Corp. ....................................... United States 725,000 138,931,750
a,b
Seer, Inc. ........................................... United States 50,000 2,807,000
a
Sotera Health Co. ..................................... United States 388,700 10,665,928
Thermo Fisher Scientific, Inc. ............................ United States 500,000 232,890,000
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 15,000,000 198,920,157
1,036,674,183
Media 0.9%
a
Charter Communications, Inc., A .......................... United States 130,000 86,001,500
a
Liberty Broadband Corp., A .............................. United States 750,000 118,185,000
204,186,500
Multiline Retail 0.0%
†
Magazine Luiza SA .................................... Brazil 1,000,000 4,795,350
Pharmaceuticals 1.4%
AstraZeneca plc ...................................... United Kingdom 1,250,000 124,650,706
a
Catalent , Inc. ........................................ United States 1,100,000 114,477,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Zoetis, Inc. .......................................... United States 500,000 $ 82,750,000
321,877,706
Professional Services 1.4%
a
CoStar Group, Inc. .................................... United States 200,000 184,856,000
a,b
Dun & Bradstreet Holdings, Inc. ........................... United States 1,000,000 24,900,000
Verisk Analytics, Inc. ................................... United States 500,000 103,795,000
313,551,000
Road & Rail 0.1%
a
Uber Technologies, Inc. ................................. United States 400,000 20,400,000
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc. ................................... United States 500,000 73,865,000
ASML Holding NV, NYRS ............................... Netherlands 400,000 195,088,000
Entegris , Inc. ......................................... United States 550,000 52,855,000
Intel Corp. ........................................... United States 750,000 37,365,000
KLA Corp. ........................................... United States 305,000 78,967,550
Lam Research Corp. ................................... United States 450,000 212,521,500
Monolithic Power Systems, Inc. ........................... United States 450,000 164,803,500
NVIDIA Corp. ........................................ United States 700,000 365,540,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 425,000 46,342,000
Teradyne, Inc. ........................................ United States 525,000 62,942,250
1,290,289,800
Software 21.4%
a
Adobe, Inc. .......................................... United States 600,000 300,072,000
a
ANSYS, Inc. ......................................... United States 400,000 145,520,000
a
Aspen Technology, Inc. ................................. United States 300,000 39,075,000
a
Atlassian Corp. plc, A .................................. United States 1,000,000 233,870,000
a
Autodesk, Inc. ........................................ United States 500,000 152,670,000
a
Avalara, Inc. ......................................... United States 750,000 123,667,500
Bentley Systems, Inc., B ................................ United States 149,400 6,052,194
a
Bill.com Holdings, Inc. .................................. United States 600,000 81,900,000
a,b
C3.ai, Inc., A ......................................... United States 198,000 27,472,500
a
Cadence Design Systems, Inc. ........................... United States 1,000,000 136,430,000
a
Cerence , Inc. ........................................ United States 1,400,000 140,672,000
a
Coupa Software, Inc. ................................... United States 645,000 218,596,950
a
Crowdstrike Holdings, Inc., A ............................. United States 535,000 113,323,700
a
Datadog , Inc., A ...................................... United States 825,000 81,213,000
a
DocuSign, Inc. ....................................... United States 1,200,000 266,760,000
a
Duck Creek Technologies, Inc. ........................... United States 67,300 2,914,090
a
HubSpot , Inc. ........................................ United States 600,000 237,864,000
Intuit, Inc. ........................................... United States 500,000 189,925,000
a
Lightspeed POS, Inc. .................................. Canada 125,000 8,827,922
Microsoft Corp. ....................................... United States 3,000,000 667,260,000
a,b
nCino , Inc. .......................................... United States 93,300 6,755,853
a
Plaid, Inc. ........................................... Japan 466,600 16,787,749
a
Q2 Holdings, Inc. ..................................... United States 1,000,000 126,530,000
a
RingCentral, Inc., A .................................... United States 450,000 170,536,500
a
salesforce.com, Inc. ................................... United States 1,000,000 222,530,000
a
ServiceNow , Inc. ...................................... United States 1,000,000 550,430,000
a
Synopsys, Inc. ....................................... United States 825,000 213,873,000
a
Tyler Technologies, Inc. ................................. United States 210,000 91,669,200
a,b
Unity Software, Inc. .................................... United States 200,000 30,694,000
a,b
Vertex, Inc., A ........................................ United States 160,400 5,589,940
a
Workday, Inc., A ...................................... United States 500,000 119,805,000
a
Xero Ltd. ............................................ New Zealand 200,000 22,699,838

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 42 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Zendesk , Inc. ........................................ United States 500,000 $ 71,560,000
4,823,546,936
Specialty Retail 0.3%
a
Carvana Co. ......................................... United States 325,000 77,850,500
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc. .......................................... United States 1,600,000 212,304,000
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc., B ......................................... United States 250,000 35,367,500
Total Common Stocks (Cost $10,678,251,993) ...................................
22,331,204,709
Short Term Investments 1.8%
a a
Country Shares
a
Value
a
Money Market Funds 1.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 285,243,110 285,243,110
Total Money Market Funds (Cost $285,243,110) .................................
285,243,110
Investments from Cash Collateral Received for
Loaned Securities 0.5%
a a a a a
Money Market Funds 0.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 97,161,000 97,161,000
Principal
Amount
*
Repurchase Agreements 0.1%
f
Joint Repurchase Agreement, BofA Securities, Inc., 0.06%, 1/04/21
(Maturity Value $24,146,061)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$24,628,850) ....................................... 24,145,900 24,145,900
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $121,306,900) ..........................................................
121,306,900
Total Short Term Investments (Cost $406,550,010 ) ...............................
406,550,010
a
Total Investments (Cost $11,084,802,003) 100.8% ................................
$22,737,754,719
Other Assets, less Liabilities (0.8)% ...........................................
(188,578,771)
Net Assets 100.0% ...........................................................
$22,549,175,948
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2020.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $894,122,711, representing 4.0% of net assets.
d
See Note 7 regarding investments in affiliated management investment companies.

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

e
The rate shown is the annualized seven-day effective yield at period end.
f
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2020, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2020
Franklin Focused Growth Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.2%
Automobiles 3.3%
a
Tesla, Inc. ........................................... United States 3,415 $ 2,409,863
Capital Markets 1.4%
MSCI, Inc. ........................................... United States 2,283 1,019,428
Electric Utilities 2.1%
NextEra Energy, Inc. ................................... United States 19,747 1,523,481
Entertainment 4.3%
a
Netflix, Inc. .......................................... United States 1,137 614,810
a
Sea Ltd., ADR ........................................ Taiwan 9,105 1,812,350
a
Spotify Technology SA .................................. United States 2,274 715,537
3,142,697
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle International Corp. .......................... United States 4,561 726,066
Food & Staples Retailing 1.8%
Costco Wholesale Corp. ................................ United States 3,412 1,285,573
Health Care Equipment & Supplies 8.8%
Abbott Laboratories .................................... United States 9,611 1,052,308
Danaher Corp. ....................................... United States 8,337 1,851,981
a
IDEXX Laboratories, Inc. ................................ United States 3,788 1,893,508
a
Intuitive Surgical, Inc. .................................. United States 1,900 1,554,390
6,352,187
Health Care Technology 2.1%
a
Veeva Systems, Inc., A ................................. United States 5,686 1,548,013
Hotels, Restaurants & Leisure 0.1%
a
Airbnb, Inc., A ........................................ United States 400 58,720
Industrial Conglomerates 1.5%
Roper Technologies, Inc. ................................ United States 2,589 1,116,092
Interactive Media & Services 7.6%
a
Facebook, Inc., A ..................................... United States 10,999 3,004,487
a
Pinterest, Inc., A ...................................... United States 14,431 951,003
Tencent Holdings Ltd. .................................. China 20,891 1,503,187
5,458,677
Internet & Direct Marketing Retail 13.6%
a
Alibaba Group Holding Ltd., ADR ......................... China 4,546 1,057,991
a
Amazon.com, Inc. ..................................... United States 1,897 6,178,396
a
DoorDash , Inc., A ..................................... United States 200 28,550
a
MercadoLibre , Inc. .................................... Argentina 1,516 2,539,633
9,804,570
IT Services 16.7%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,039 2,414,259
Mastercard , Inc., A .................................... United States 4,909 1,752,218
a
PayPal Holdings, Inc. .................................. United States 11,398 2,669,412
a
Shopify, Inc., A ....................................... Canada 3,017 3,408,847
a
Square, Inc., A ....................................... United States 4,053 882,095
a
Twilio , Inc., A ......................................... United States 2,868 970,818
12,097,649
Life Sciences Tools & Services 1.5%
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 84,498 1,120,557

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Focused Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 42 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 2.1%
a
Charter Communications, Inc., A .......................... United States 2,276 $ 1,505,688
Personal Products 1.0%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,585 688,101
Professional Services 2.4%
a
CoStar Group, Inc. .................................... United States 1,138 1,051,831
Verisk Analytics, Inc. ................................... United States 3,428 711,618
1,763,449
Semiconductors & Semiconductor Equipment 5.3%
Analog Devices, Inc. ................................... United States 3,420 505,237
ASML Holding NV, NYRS ............................... Netherlands 1,516 739,384
NVIDIA Corp. ........................................ United States 4,927 2,572,879
3,817,500
Software 17.6%
a
Adobe, Inc. .......................................... United States 2,661 1,330,819
a
Atlassian Corp. plc, A .................................. United States 2,643 618,118
a
Coupa Software, Inc. ................................... United States 2,283 773,732
Microsoft Corp. ....................................... United States 25,060 5,573,845
a
salesforce.com, Inc. ................................... United States 5,684 1,264,861
a
ServiceNow , Inc. ...................................... United States 5,695 3,134,699
12,696,074
Total Common Stocks (Cost $52,992,647) ......................................
68,134,385
Short Term Investments 5.8%
a a
Country Shares
a
Value
a
Money Market Funds 5.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 4,157,211 4,157,211
Total Money Market Funds (Cost $4,157,211) ...................................
4,157,211
Total Short Term Investments (Cost $4,157,211 ) .................................
4,157,211
a
Total Investments (Cost $57,149,858) 100.0% ...................................
$72,291,596
Other Assets, less Liabilities 0.0% .............................................
4,432
Net Assets 100.0% ...........................................................
$72,296,028
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $3,534,816, representing 4.9% of net assets.
c
See Note 7 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2020
Franklin Growth Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Aerospace & Defense 3.8%
BWX Technologies, Inc. ................................ United States 1,395,585 $ 84,125,864
Lockheed Martin Corp. ................................. United States 491,971 174,639,866
a
Mercury Systems, Inc. .................................. United States 809,208 71,258,856
Northrop Grumman Corp. ............................... United States 933,636 284,497,562
Raytheon Technologies Corp. ............................ United States 2,448,182 175,069,495
789,591,643
Auto Components 0.3%
Aptiv plc ............................................ United States 420,971 54,848,312
Beverages 2.9%
Brown-Forman Corp., B ................................ United States 1,598,904 127,000,945
Constellation Brands, Inc., A ............................. United States 548,723 120,197,773
a
Monster Beverage Corp. ................................ United States 2,680,594 247,901,333
PepsiCo, Inc. ........................................ United States 639,563 94,847,193
589,947,244
Biotechnology 2.1%
AbbVie, Inc. ......................................... United States 452,614 48,497,590
Amgen, Inc. ......................................... United States 769,595 176,945,283
a
Certara , Inc. ......................................... United States 249,400 8,409,768
a
Deciphera Pharmaceuticals, Inc. .......................... United States 573,931 32,754,242
a
Iovance Biotherapeutics , Inc. ............................. United States 406,741 18,872,783
a
Neurocrine Biosciences, Inc. ............................. United States 491,971 47,155,420
a
PTC Therapeutics, Inc. ................................. United States 965,463 58,922,207
a
Regeneron Pharmaceuticals, Inc. ......................... United States 74,848 36,159,817
427,717,110
Building Products 1.2%
Allegion plc .......................................... United States 688,759 80,157,772
Trane Technologies plc ................................. United States 1,082,336 157,111,894
237,269,666
Capital Markets 3.0%
BlackRock, Inc. ....................................... United States 226,428 163,376,859
Charles Schwab Corp. (The) ............................. United States 3,001,382 159,193,301
Intercontinental Exchange, Inc. ........................... United States 1,402,427 161,685,809
MarketAxess Holdings, Inc. .............................. United States 90,147 51,434,272
S&P Global, Inc. ...................................... United States 104,350 34,302,976
Tradeweb Markets, Inc., A ............................... United States 916,652 57,244,917
627,238,134
Chemicals 2.2%
Air Products and Chemicals, Inc. .......................... United States 491,971 134,416,316
Ecolab, Inc. .......................................... United States 613,649 132,769,098
Linde plc ............................................ United Kingdom 714,866 188,374,340
455,559,754
Commercial Services & Supplies 0.3%
Republic Services, Inc. ................................. United States 640,528 61,682,846
Construction Materials 0.5%
Martin Marietta Materials, Inc. ............................ United States 393,578 111,764,345
Electric Utilities 0.8%
NextEra Energy, Inc. ................................... United States 2,020,008 155,843,617

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 0.4%
AMETEK, Inc. ........................................ United States 688,759 $ 83,298,513
Electronic Equipment, Instruments & Components 2.7%
Amphenol Corp., A .................................... United States 1,424,921 186,336,919
Cognex Corp. ........................................ United States 410,654 32,969,356
a
Keysight Technologies, Inc. .............................. United States 720,474 95,167,411
TE Connectivity Ltd. ................................... United States 1,838,883 222,633,565
a
Vontier Corp. ......................................... United States 431,281 14,404,785
551,512,036
Entertainment 1.5%
a
Walt Disney Co. (The) .................................. United States 1,714,262 310,589,989
Equity Real Estate Investment Trusts (REITs) 1.3%
Crown Castle International Corp. .......................... United States 1,125,695 179,199,387
Equinix , Inc. ......................................... United States 112,561 80,388,815
SBA Communications Corp. ............................. United States 10,169 2,868,980
262,457,182
Food Products 0.6%
Lamb Weston Holdings, Inc. ............................. United States 539,519 42,481,726
Mondelez International, Inc., A ............................ United States 1,475,911 86,296,516
128,778,242
Health Care Equipment & Supplies 6.2%
Abbott Laboratories .................................... United States 1,328,321 145,437,866
Danaher Corp. ....................................... United States 1,133,531 251,802,576
a
Edwards Lifesciences Corp. ............................. United States 1,180,733 107,718,272
a
Haemonetics Corp. .................................... United States 983,941 116,842,994
a
Intuitive Surgical, Inc. .................................. United States 415,775 340,145,528
Stryker Corp. ........................................ United States 403,906 98,973,126
Teleflex, Inc. ......................................... United States 498,681 205,242,139
1,266,162,501
Health Care Providers & Services 1.0%
a
Laboratory Corp. of America Holdings ...................... United States 491,971 100,140,697
Quest Diagnostics, Inc. ................................. United States 487,454 58,089,893
UnitedHealth Group, Inc. ................................ United States 153,671 53,889,346
212,119,936
Health Care Technology 0.3%
a,b
American Well Corp., A ................................. United States 399,194 10,111,584
a
Veeva Systems, Inc., A ................................. United States 224,046 60,996,524
71,108,108
Hotels, Restaurants & Leisure 0.5%
a
Airbnb, Inc., A ........................................ United States 83,600 12,272,480
Las Vegas Sands Corp. ................................. United States 1,547,725 92,244,410
104,516,890
Insurance 0.0%
†
a,b
Root, Inc., A ......................................... United States 402,800 6,327,988
Interactive Media & Services 4.5%
a
Alphabet, Inc., A ...................................... United States 165,056 289,283,748
a
Alphabet, Inc., C ...................................... United States 155,889 273,098,821
a
Facebook, Inc., A ..................................... United States 793,404 216,726,237
a
IAC/InterActiveCorp ................................... United States 295,183 55,892,901

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Match Group, Inc. ..................................... United States 637,122 $ 96,326,475
931,328,182
Internet & Direct Marketing Retail 6.2%
a
Alibaba Group Holding Ltd., ADR ......................... China 522,297 121,554,181
a
Amazon.com, Inc. ..................................... United States 332,203 1,081,961,917
a
Booking Holdings, Inc. ................................. United States 29,136 64,893,738
1,268,409,836
IT Services 7.0%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 59,595 138,477,137
Automatic Data Processing, Inc. .......................... United States 517,859 91,246,756
Mastercard , Inc., A .................................... United States 1,334,308 476,267,897
a
Okta , Inc. ........................................... United States 121,796 30,967,851
a
PayPal Holdings, Inc. .................................. United States 725,315 169,868,773
a
Snowflake, Inc., A ..................................... United States 255,854 71,997,316
a
Twilio , Inc., A ......................................... United States 452,474 153,162,449
Visa, Inc., A .......................................... United States 1,377,517 301,304,293
1,433,292,472
Life Sciences Tools & Services 4.9%
a
10X Genomics, Inc., A .................................. United States 261,166 36,981,106
Agilent Technologies, Inc. ............................... United States 1,279,123 151,563,284
a
Illumina, Inc. ......................................... United States 591,874 218,993,380
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 496,000 13,912,800
a
Mettler -Toledo International, Inc. .......................... United States 401,478 457,556,447
a
Seer, Inc. ........................................... United States 42,600 2,391,564
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 9,367,269 124,222,575
1,005,621,156
Machinery 3.8%
Caterpillar, Inc. ....................................... United States 541,169 98,503,581
Deere & Co. ......................................... United States 491,971 132,364,798
Fortive Corp. ......................................... United States 1,078,204 76,358,407
Illinois Tool Works, Inc. ................................. United States 983,941 200,605,891
a
Ingersoll Rand, Inc. .................................... United States 955,052 43,512,169
Otis Worldwide Corp. .................................. United States 522,147 35,271,030
Stanley Black & Decker, Inc. ............................. United States 781,107 139,474,466
Xylem, Inc. .......................................... United States 469,300 47,770,047
773,860,389
Media 1.1%
Cable One, Inc. ....................................... United States 78,717 175,359,435
Comcast Corp., A ..................................... United States 790,241 41,408,629
216,768,064
Personal Products 0.1%
Estee Lauder Cos., Inc. (The), A .......................... United States 91,468 24,347,867
Pharmaceuticals 4.6%
AstraZeneca plc, ADR .................................. United Kingdom 2,018,704 100,915,013
a
Catalent , Inc. ........................................ United States 3,345,397 348,155,466
Eli Lilly and Co. ....................................... United States 1,232,723 208,132,951
a,b
GW Pharmaceuticals plc, ADR ........................... United Kingdom 203,428 23,477,625
Johnson & Johnson ................................... United States 1,180,828 185,838,711
Merck & Co., Inc. ..................................... United States 983,941 80,486,374
947,006,140

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 3.2%
a
CoStar Group, Inc. .................................... United States 62,428 $ 57,700,952
Equifax, Inc. ......................................... United States 541,169 104,359,030
IHS Markit Ltd. ....................................... United States 2,068,914 185,850,545
Verisk Analytics, Inc. ................................... United States 1,492,799 309,890,144
657,800,671
Road & Rail 4.7%
Canadian National Railway Co. ........................... Canada 983,941 108,085,919
Canadian Pacific Railway Ltd. ............................ Canada 491,971 170,561,426
JB Hunt Transport Services, Inc. .......................... United States 491,971 67,227,837
Kansas City Southern .................................. United States 737,956 150,638,958
a
Uber Technologies, Inc. ................................. United States 1,002,639 51,134,589
Union Pacific Corp. .................................... United States 1,997,400 415,898,628
963,547,357
Semiconductors & Semiconductor Equipment 4.9%
ASML Holding NV, NYRS ............................... Netherlands 475,853 232,083,025
Lam Research Corp. ................................... United States 29,519 13,940,938
Monolithic Power Systems, Inc. ........................... United States 442,775 162,157,489
NVIDIA Corp. ........................................ United States 505,981 264,223,278
NXP Semiconductors NV ............................... Netherlands 666,769 106,022,939
Texas Instruments, Inc. ................................. United States 1,377,517 226,091,865
1,004,519,534
Software 14.9%
a
Adobe, Inc. .......................................... United States 167,687 83,863,622
a
Atlassian Corp. plc, A .................................. United States 216,818 50,707,226
a
Autodesk, Inc. ........................................ United States 848,383 259,045,265
a
Avalara, Inc. ......................................... United States 565,134 93,184,945
a
Bill.com Holdings, Inc. .................................. United States 1,066,191 145,535,071
a
Duck Creek Technologies, Inc. ........................... United States 74,649 3,232,302
Intuit, Inc. ........................................... United States 983,941 373,749,989
Microsoft Corp. ....................................... United States 3,653,166 812,537,182
a
Paycom Software, Inc. ................................. United States 159,635 72,194,929
a
PTC, Inc. ........................................... United States 1,184,865 141,721,703
a
salesforce.com, Inc. ................................... United States 554,766 123,452,078
a
ServiceNow , Inc. ...................................... United States 957,661 527,125,344
a
Synopsys, Inc. ....................................... United States 444,215 115,158,297
a
Tyler Technologies, Inc. ................................. United States 178,374 77,863,818
a
Workday, Inc., A ...................................... United States 738,265 176,895,677
3,056,267,448
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. .......................................... United States 8,504,954 1,128,522,346
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., B ......................................... United States 1,874,977 265,252,996
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 2,705,146 132,092,279
Water Utilities 0.5%
American Water Works Co., Inc. .......................... United States 688,759 105,703,844
Total Common Stocks (Cost $5,852,125,405) ....................................
20,422,674,637

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 42 .
Short Term Investments 0.8%
a a
Country Shares
a
Value
a
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 152,398,489 $ 152,398,489
Total Money Market Funds (Cost $152,398,489) .................................
152,398,489
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 13,086,000 13,086,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
f
Joint Repurchase Agreement, BofA Securities, Inc., 0.06%, 1/04/21
(Maturity Value $3,272,421)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$3,337,851) ........................................ 3,272,399 3,272,399
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $16,358,399) ...........................................................
16,358,399
Total Short Term Investments (Cost $168,756,888 ) ...............................
168,756,888
a
Total Investments (Cost $6,020,882,293) 100.2% ................................
$20,591,431,525
Other Assets, less Liabilities (0.2)% ...........................................
(37,135,536)
Net Assets 100.0% ...........................................................
$20,554,295,989
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2020.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $262,699,712, representing 1.3% of net assets.
d
See Note 7 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2020, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2020
Franklin Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 46.2%
Aerospace & Defense 1.2%
a
Lockheed Martin Corp. ................................. United States 1,000,000 $ 354,980,000
Raytheon Technologies Corp. ............................ United States 6,750,000 482,692,500
837,672,500
Air Freight & Logistics 0.7%
United Parcel Service, Inc., B ............................ United States 3,000,000 505,200,000
Automobiles 0.2%
General Motors Co. .................................... United States 3,000,000 124,920,000
Banks 7.0%
Bank of America Corp. ................................. United States 37,576,597 1,138,946,653
b
Barclays plc ......................................... United Kingdom 140,000,000 280,873,669
Citigroup, Inc. ........................................ United States 6,000,000 369,960,000
a
JPMorgan Chase & Co. ................................. United States 15,000,000 1,906,050,000
Truist Financial Corp. .................................. United States 12,000,000 575,160,000
US Bancorp ......................................... United States 8,000,000 372,720,000
Wells Fargo & Co. ..................................... United States 5,428,264 163,825,008
4,807,535,330
Beverages 3.3%
Coca-Cola Co. (The) ................................... United States 17,500,000 959,700,000
a
PepsiCo, Inc. ........................................ United States 9,000,000 1,334,700,000
2,294,400,000
Biotechnology 0.2%
Gilead Sciences, Inc. .................................. United States 2,540,000 147,980,400
Capital Markets 0.4%
Morgan Stanley ....................................... United States 4,000,000 274,120,000
Chemicals 1.0%
Air Products and Chemicals, Inc. .......................... United States 1,057,000 288,793,540
BASF SE ........................................... Germany 5,000,000 395,229,557
684,023,097
Containers & Packaging 0.2%
International Paper Co. ................................. United States 2,426,573 120,649,210
Diversified Telecommunication Services 2.4%
AT&T, Inc. ........................................... United States 10,000,000 287,600,000
BCE, Inc. ........................................... Canada 7,500,000 320,906,375
Verizon Communications, Inc. ............................ United States 17,500,000 1,028,125,000
1,636,631,375
Electric Utilities 5.6%
American Electric Power Co., Inc. ......................... United States 6,500,000 541,255,000
Duke Energy Corp. .................................... United States 11,500,000 1,052,940,000
Edison International ................................... United States 7,525,000 472,720,500
Exelon Corp. ......................................... United States 6,500,000 274,430,000
FirstEnergy Corp. ..................................... United States 3,000,000 91,830,000
PPL Corp. ........................................... United States 5,000,000 141,000,000
Southern Co. (The) .................................... United States 21,000,000 1,290,030,000
3,864,205,500
Energy Equipment & Services 0.5%
Baker Hughes Co. ..................................... United States 10,999,999 229,349,979
b,c
Weatherford International plc ............................. United States 13,900,000 83,400,000
312,749,979

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 0.1%
Host Hotels & Resorts, Inc. .............................. United States 6,000,000 $ 87,780,000
Health Care Providers & Services 0.9%
b,c
Community Health Systems, Inc. .......................... United States 10,000,000 74,300,000
CVS Health Corp. ..................................... United States 8,000,000 546,400,000
620,700,000
Health Care Technology 0.1%
b,d
Multiplan Corp. ....................................... United States 4,400,000 35,156,000
Household Products 1.3%
Procter & Gamble Co. (The) ............................. United States 6,500,000 904,410,000
Industrial Conglomerates 0.9%
Honeywell International, Inc. ............................. United States 3,000,000 638,100,000
Insurance 1.2%
MetLife, Inc. ......................................... United States 17,170,000 806,131,500
IT Services 0.8%
International Business Machines Corp. ..................... United States 4,487,000 564,823,560
Machinery 0.4%
Cummins, Inc. ........................................ United States 1,180,000 267,978,000
Media 0.2%
Comcast Corp., A ..................................... United States 2,750,000 144,100,000
Metals & Mining 1.1%
Nucor Corp. ......................................... United States 1,000,000 53,190,000
Rio Tinto plc, ADR ..................................... Australia 8,871,864 667,341,610
720,531,610
Multiline Retail 0.3%
Target Corp. ......................................... United States 1,258,100 222,092,393
Multi-Utilities 2.3%
Dominion Energy, Inc. .................................. United States 14,000,000 1,052,800,000
DTE Energy Co. ...................................... United States 2,500,000 303,525,000
Sempra Energy ....................................... United States 2,000,000 254,820,000
1,611,145,000
Oil, Gas & Consumable Fuels 5.4%
BP plc, ADR ......................................... United Kingdom 6,000,000 123,120,000
Chevron Corp. ....................................... United States 17,500,000 1,477,875,000
Exxon Mobil Corp. ..................................... United States 30,000,000 1,236,600,000
d
Royal Dutch Shell plc, ADR, A ............................ Netherlands 6,000,000 210,840,000
TOTAL SE, ADR ...................................... France 12,500,000 523,875,000
Valero Energy Corp. ................................... United States 1,800,000 101,826,000
3,674,136,000
Personal Products 0.3%
Unilever plc .......................................... United Kingdom 3,000,000 179,934,183
Pharmaceuticals 5.1%
AstraZeneca plc ...................................... United Kingdom 6,000,000 598,323,391
Bristol-Myers Squibb Co. ................................ United States 10,000,000 620,300,000
Johnson & Johnson ................................... United States 6,000,000 944,280,000
Merck & Co., Inc. ..................................... United States 12,500,000 1,022,500,000
Pfizer, Inc. ........................................... United States 8,500,000 312,885,000
b
Viatris , Inc. .......................................... United States 1,563,393 29,297,985
3,527,586,376

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 0.8%
a
Union Pacific Corp. .................................... United States 2,500,000 $ 520,550,000
Semiconductors & Semiconductor Equipment 1.1%
a
Intel Corp. ........................................... United States 11,000,000 548,020,000
Texas Instruments, Inc. ................................. United States 1,100,000 180,543,000
728,563,000
Specialty Retail 0.2%
a
Home Depot, Inc. (The) ................................. United States 500,000 132,810,000
Tobacco 0.9%
Philip Morris International, Inc. ........................... United States 7,500,000 620,925,000
Wireless Telecommunication Services 0.1%
Vodafone Group plc ................................... United Kingdom 50,000,000 82,130,398
Total Common Stocks (Cost $26,963,869,057) ...................................
31,699,670,411
Equity-Linked Securities 18.7%
Aerospace & Defense 1.0%
e
BNP Paribas Issuance BV into Raytheon Technologies Corp., 144A,
9%, 6/16/21 ........................................ United States 4,546,000 321,098,106
e
JPMorgan Chase Bank NA into Raytheon Technologies Corp., 144A,
10%, 1/11/22 ....................................... United States 2,120,000 151,863,632
e
Morgan Stanley Finance LLC into General Dynamics Corp., 144A,
8%, 5/24/21 ........................................ United States 1,450,000 211,996,942
684,958,680
Airlines 0.1%
e
Wells Fargo Bank NA into Delta Air Lines, Inc., 144A, 10%, 4/12/21 United States 2,000,000 80,538,009
Automobiles 1.2%
e
Barclays Bank plc into General Motors Co., 144A, 10%, 12/08/21 . United States 5,735,000 243,609,607
e
Credit Suisse AG into General Motors Co., 144A, 10%, 12/17/21 .. United States 5,678,000 243,396,110
e
Societe Generale SA into Ford Motor Co., 144A, 12%, 2/23/21 ... United States 37,800,000 307,123,550
794,129,267
Biotechnology 0.8%
e
Royal Bank of Canada into AbbVie, Inc., 144A, 9%, 2/02/21 ...... United States 2,900,000 282,722,716
e
Societe Generale SA into AbbVie, Inc., 144A, 2.521%, 12/10/21 .. United States 2,345,000 247,975,244
530,697,960
Capital Markets 0.4%
e
Barclays Bank plc into Morgan Stanley, 144A, 8%, 8/20/21 ...... United States 5,148,000 300,559,696
Communications Equipment 0.7%
e
Credit Suisse AG into Cisco Systems, Inc., 144A, 10%, 6/01/21 ... United States 5,085,000 224,733,850
e
JPMorgan Chase Bank NA into Cisco Systems, Inc., 144A, 7.5%,
1/19/21 ........................................... United States 6,050,000 269,128,817
493,862,667
Containers & Packaging 0.4%
e
National Bank of Canada into International Paper Co., 144A, 9.5%,
12/06/21 .......................................... United States 5,000,000 248,986,005
Energy Equipment & Services 0.6%
e
Barclays Bank plc into Schlumberger Ltd., 144A, 9%, 1/28/21 .... United States 7,150,000 150,036,926
e
Wells Fargo Bank NA into Halliburton Co., 144A, 10%, 1/11/21 ... United States 12,700,000 235,824,643
385,861,569

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Health Care Providers & Services 0.7%
e
Morgan Stanley Finance LLC into CVS Health Corp., 144A, 8%,
5/25/21 ........................................... United States 3,732,000 $ 248,901,304
e
Royal Bank of Canada into CVS Health Corp., 144A, 7.5%, 9/03/21 United States 3,933,000 258,428,556
507,329,860
Insurance 0.7%
e
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 9/07/21 ... United States 6,597,000 284,371,780
e
Royal Bank of Canada into MetLife, Inc., 144A, 9.5%, 12/21/21 ... United States 4,545,000 215,483,585
499,855,365
Interactive Media & Services 1.2%
e
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
7.5%, 3/19/21 ...................................... United States 259,000 374,782,585
e
Goldman Sachs International Bank into Facebook, Inc., 144A, 9%,
3/26/21 ........................................... United States 2,590,000 487,233,749
862,016,334
Internet & Direct Marketing Retail 0.5%
e
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc., 144A,
9.54%, 12/02/21 ..................................... United States 113,000 364,858,245
IT Services 0.3%
e
Barclays Bank plc into Fidelity National Information Services, Inc.,
144A, 7.5%, 6/02/21 ................................. United States 1,495,000 209,663,150
Machinery 0.6%
e
Goldman Sachs International Bank into Cummins, Inc., 144A, 9%,
1/28/22 ........................................... United States 920,000 197,174,069
e
UBS AG into Caterpillar, Inc., 144A, 9.5%, 4/29/21 ............. United States 1,428,600 194,997,706
392,171,775
Media 0.8%
e
Barclays Bank plc into Comcast Corp., 144A, 9%, 4/28/21 ....... United States 6,400,000 276,497,582
e
Merrill Lynch International & Co. CV into Comcast Corp., 144A, 7%,
8/09/21 ........................................... United States 5,600,000 259,441,161
535,938,743
Metals & Mining 0.4%
e
JPMorgan Chase Bank NA into Barrick Gold Corp., 144A, 10%,
2/09/21 ........................................... Canada 13,200,000 265,730,096
Multiline Retail 0.3%
e
Societe Generale SA into Target Corp., 144A, 8%, 12/20/21 ...... United States 1,165,000 205,964,561
Pharmaceuticals 1.5%
e
Credit Suisse AG into Pfizer, Inc., 144A, 11%, 7/20/21 .......... United States 6,250,000 237,354,528
e
Goldman Sachs International Bank into Bristol-Myers Squibb Co.,
144A, 8%, 2/10/21 ................................... United States 3,984,000 248,050,094
e
Merrill Lynch International & Co. CV into Pfizer, Inc., 144A, 8%,
8/17/21 ........................................... United States 7,000,000 255,994,572
e
Royal Bank of Canada into Merck & Co., Inc., 144A, 7%, 1/25/21 . United States 3,220,000 264,564,960
1,005,964,154
Semiconductors & Semiconductor Equipment 3.1%
e
BNP Paribas Issuance BV into Texas Instruments, Inc., 144A, 8.5%,
6/01/21 ........................................... United States 1,439,000 200,392,401
e
Credit Suisse AG into Broadcom, Inc., 144A, 10%, 4/14/21 ...... United States 1,275,000 426,992,821
e
Credit Suisse AG into Texas Instruments, Inc., 144A, 8%, 8/13/21 . United States 2,239,000 321,914,480
e
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 1/26/22 ................................... United States 1,593,000 245,782,076

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
e
Merrill Lynch International & Co. CV into Intel Corp., 144A, 8%,
2/23/21 ........................................... United States 4,583,000 $ 230,067,778
e
Merrill Lynch International & Co. CV into Intel Corp., 144A, 8.5%,
12/08/21 .......................................... United States 6,167,000 292,854,806
e
Royal Bank of Canada into Analog Devices, Inc., 144A, 8%, 9/15/21 United States 1,718,000 225,487,784
e
Royal Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
9/10/21 ........................................... United States 1,240,000 163,872,469
2,107,364,615
Software 2.0%
e
Citigroup Global Markets Holdings, Inc. into Microsoft Corp., 144A,
8%, 4/12/21 ........................................ United States 2,200,000 391,446,082
e
Merrill Lynch International & Co. CV into Oracle Corp., 144A, 8%,
11/08/21 .......................................... United States 4,500,000 283,082,349
e
Societe Generale SA into Microsoft Corp., 144A, 8%, 8/24/21 .... United States 1,240,000 272,386,080
e
Societe Generale SA into Oracle Corp., 144A, 8%, 8/05/21 ...... United States 3,390,000 202,297,373
e
UBS AG into Oracle Corp., 144A, 9%, 4/29/21 ................ United States 4,303,900 252,713,674
1,401,925,558
Specialty Retail 0.6%
e
BNP Paribas Issuance BV into Home Depot, Inc. (The), 144A, 7%,
2/16/21 ........................................... United States 1,680,000 400,194,746
Technology Hardware, Storage & Peripherals 0.8%
e
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 1,630,000 210,606,584
e
Citigroup Global Markets Holdings, Inc. into Apple, Inc., 144A, 8%,
1/13/21 ........................................... United States 1,180,000 353,929,951
564,536,535
Total Equity-Linked Securities (Cost $12,381,284,547) ...........................
12,843,107,590
Convertible Preferred Stocks 3.7%
Banks 0.6%
Bank of America Corp., 7.25%, L .......................... United States 250,000 379,645,000
Capital Markets 0.1%
KKR & Co., Inc., 6%, C ................................. United States 1,350,000 81,378,000
Chemicals 0.0%
†
International Flavors & Fragrances, Inc., 6% ................. United States 500,000 20,420,000
Electric Utilities 1.3%
d
American Electric Power Co., Inc., 6.125% .................. United States 50,000 2,505,000
d
American Electric Power Co., Inc., 6.125% .................. United States 1,750,000 88,602,500
d
NextEra Energy, Inc., 5.279% ............................ United States 4,000,000 203,360,000
NextEra Energy, Inc., 6.219% ............................ United States 6,500,000 333,905,000
Southern Co. (The), 6.75%, 2019 ......................... United States 5,000,000 259,500,000
887,872,500
Health Care Equipment & Supplies 0.1%
Danaher Corp., 5%, B .................................. United States 50,000 65,055,000
Machinery 0.1%
Fortive Corp., 5%, A ................................... United States 95,000 95,339,150
Multi-Utilities 0.4%
d
Dominion Energy, Inc., 7.25%, A .......................... United States 850,000 85,280,500
DTE Energy Co., 6.25% ................................ United States 1,500,000 72,210,000
Sempra Energy, 6%, A ................................. United States 500,000 49,880,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Multi-Utilities (continued)
Sempra Energy, 6.75%, B ............................... United States 839,000 $ 87,029,470
294,399,970
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc., 8%, A .................................. United States 420,000 597,437,400
Thrifts & Mortgage Finance 0.2%
b
FNMA, 5.375% ....................................... United States 4,250 132,812,500
b
Total Convertible Preferred Stocks (Cost $2,256,439,936) ........................
2,554,359,520
Preferred Stocks 0.2%
Banks 0.1%
d
JPMorgan Chase & Co., 6%, EE .......................... United States 1,008,146 28,711,998
Thrifts & Mortgage Finance 0.1%
b,d
FHLMC, 8.375%, Z .................................... United States 6,500,000 56,940,000
b,d
FNMA, 8.25%, S ...................................... United States 4,500,000 38,610,000
95,550,000
Total Preferred Stocks (Cost $288,247,526) .....................................
124,261,998
Principal
Amount
*
Convertible Bonds 0.2%
Airlines 0.2%
Southwest Airlines Co. , Senior Note , 1.25% , 5/01/25 ........... United States 60,000,000 87,450,000
Oil, Gas & Consumable Fuels 0.0%
†
f
Chesapeake Energy Corp. , Senior Note , 6% , 9/15/26 .......... United States 203,359,000 10,167,950
Total Convertible Bonds (Cost $153,560,832) ...................................
97,617,950
Corporate Bonds 26.0%
Aerospace & Defense 0.1%
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 ..... United States 40,000,000 44,913,943
Air Freight & Logistics 0.1%
e
XPO Logistics, Inc. , Senior Note , 144A, 6.5% , 6/15/22 .......... United States 50,000,000 50,256,250
Airlines 0.0%
†
e
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ... United States 16,000,000 14,414,160
Automobiles 0.5%
Ford Motor Co. ,
Senior Note, 9%, 4/22/25 ............................. United States 50,000,000 61,506,750
Senior Note, 4.346%, 12/08/26 ......................... United States 120,000,000 127,972,800
General Motors Co. , Senior Bond , 5.15% , 4/01/38 ............. United States 150,000,000 180,358,022
369,837,572
Banks 2.5%
Bank of America Corp. ,
g
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 70,000,000 79,362,150
g
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 55,000,000 61,046,105
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 135,000,000 152,733,831
Senior Note, 3.004% to 12/20/22, FRN thereafter, 12/20/23 .... United States 40,000,000 42,136,195
Barclays plc ,
Senior Note, 4.61% to 2/15/22, FRN thereafter, 2/15/23 ....... United Kingdom 40,000,000 41,763,280
Senior Note, 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 55,156,400
Senior Note, 3.932% to 5/07/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 54,717,301
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 144,207,369

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
g
Junior Sub. Bond, 5.95% to 1/30/23, FRN thereafter, Perpetual . United States 135,000,000 $ 141,751,084
g
D, Junior Sub. Bond, 5.35% to 5/15/23, FRN thereafter, Perpetual United States 100,000,000 104,375,000
g
M, Junior Sub. Bond, 6.3% to 5/15/24, FRN thereafter, Perpetual United States 115,000,000 124,947,500
Sub. Bond, 4.125%, 7/25/28 ........................... United States 130,000,000 152,115,617
g
JPMorgan Chase & Co. ,
h
I, Junior Sub. Bond, FRN, 3.684%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 125,959,000 125,093,661
Q, Junior Sub. Bond, 5.15% to 5/01/23, FRN thereafter, Perpetual United States 60,700,000 62,960,704
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 55,000,000 58,320,865
S, Junior Sub. Bond, 6.75% to 2/01/24, FRN thereafter, Perpetual United States 65,000,000 72,996,083
h
V, Junior Sub. Bond, FRN, 3.545%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 113,100,000 111,255,339
X, Junior Sub. Bond, 6.1% to 10/01/24, FRN thereafter, Perpetual United States 70,000,000 76,799,129
g
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 70,000,000 74,536,600
1,736,274,213
Beverages 0.0%
†
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28 Belgium 25,000,000 29,480,132
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Note, 2.9%, 11/06/22 ........................... United States 35,000,000 36,624,630
Senior Note, 3.8%, 3/15/25 ............................ United States 100,000,000 111,642,334
Senior Note, 3.2%, 5/14/26 ............................ United States 25,000,000 27,724,320
175,991,284
Capital Markets 0.6%
e
Churchill Capital Corp. II , 144A, 6% , 10/15/27 ................ United States 185,000,000 179,345,469
Goldman Sachs Group, Inc. (The) ,
Senior Note, 2.876% to 10/31/21, FRN thereafter, 10/31/22 .... United States 100,000,000 102,040,234
Senior Note, 3.272% to 9/29/24, FRN thereafter, 9/29/25 ...... United States 100,000,000 109,628,662
391,014,365
Chemicals 0.1%
e
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 40,000,000 50,032,000
Communications Equipment 0.1%
e
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 40,000,000 42,668,400
Construction Materials 0.2%
e
Cemex SAB de CV ,
Senior Secured Bond, 144A, 5.7%, 1/11/25 ................ Mexico 65,000,000 66,527,500
Senior Secured Bond, 144A, 7.75%, 4/16/26 ............... Mexico 50,100,000 52,893,075
119,420,575
Consumer Finance 1.0%
Capital One Financial Corp. ,
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 129,018,927
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 113,655,676
Ford Motor Credit Co. LLC ,
Senior Note, 3.336%, 3/18/21 .......................... United States 48,000,000 48,180,000
Senior Note, 5.125%, 6/16/25 .......................... United States 60,000,000 65,313,000
Senior Note, 4.134%, 8/04/25 .......................... United States 149,650,000 157,226,031
Senior Note, 5.113%, 5/03/29 .......................... United States 110,000,000 122,644,500
General Motors Financial Co., Inc. , Senior Note , 4.15% , 6/19/23 .. United States 75,000,000 80,709,260
716,747,394

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.4%
e
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 200,995,000 $ 203,256,194
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 105,000,000 107,224,950
310,481,144
Diversified Financial Services 0.1%
e
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 100,000,000 97,875,000
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Bond, 4.125%, 2/17/26 .......................... United States 75,000,000 86,834,860
Senior Note, 3%, 6/30/22 ............................. United States 90,000,000 93,166,189
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 40,000,000 41,506,200
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 30,000,000 31,875,750
253,382,999
Energy Equipment & Services 0.9%
e
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 170,000,000 170,637,500
Senior Note, 144A, 11%, 12/01/24 ....................... United States 613,500,000 480,063,750
650,701,250
Entertainment 0.4%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 111,062,500
Senior Bond, 4.875%, 4/15/28 .......................... United States 69,300,000 78,262,569
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 60,026,750
249,351,819
Equity Real Estate Investment Trusts (REITs) 0.3%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 ......... United States 30,000,000 33,725,116
Equinix , Inc. , Senior Bond , 5.375% , 5/15/27 ................. United States 70,000,000 76,322,485
e
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 89,610,000 93,902,767
203,950,368
Food Products 0.3%
Kraft Heinz Foods Co. ,
Senior Bond, 4.625%, 1/30/29 .......................... United States 24,400,000 27,925,599
Senior Note, 3.95%, 7/15/25 ........................... United States 25,041,000 27,588,042
e
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 87,000,000 89,978,445
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 45,000,000 48,009,375
193,501,461
Health Care Providers & Services 8.3%
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 11%, 6/30/23 ...................... United States 1,370,000,000 1,445,206,150
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 735,000,000 762,562,500
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 570,000,000 459,360,150
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 133,300,000 140,545,521
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 335,000,000 361,297,500
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 250,000,000 269,125,000
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 420,000,000 456,750,000
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 250,000,000 270,377,500
Cigna Corp. , Senior Note , 3.75% , 7/15/23 ................... United States 36,552,000 39,522,114

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 $ 148,878,066
Senior Bond, 5.05%, 3/25/48 ........................... United States 50,000,000 67,769,805
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 90,000,000 99,018,450
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 94,642,000
Senior Secured Note, 5%, 3/15/24 ....................... United States 124,800,000 140,439,443
Tenet Healthcare Corp. ,
Secured Note, 5.125%, 5/01/25 ......................... United States 120,000,000 122,488,800
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 58,493,908
Senior Note, 6.75%, 6/15/23 ........................... United States 565,000,000 608,392,000
e
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 158,000,000 165,193,740
5,710,062,647
Hotels, Restaurants & Leisure 0.7%
e
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 35,000,000 38,791,462
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 30,000,000 31,987,650
e
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 38,500,000 38,271,695
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 164,500,000 172,177,215
Senior Note, 144A, 4.25%, 5/30/23 ...................... United States 84,000,000 85,379,700
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 96,827,000 99,985,981
466,593,703
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/15/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 75,116,125
Internet & Direct Marketing Retail 0.1%
Alibaba Group Holding Ltd. , Senior Note , 3.4% , 12/06/27 ....... China 40,000,000 44,789,075
Machinery 0.1%
e
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 43,000,000 45,660,625
Media 1.9%
e
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 135,000,000 109,940,625
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 391,500,000 409,509,000
Senior Note, 5%, 3/15/23 ............................. United States 300,000,000 310,125,000
Senior Note, 5.875%, 11/15/24 ......................... United States 128,200,000 134,610,000
Senior Note, 7.375%, 7/01/28 .......................... United States 40,000,000 42,650,000
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 202,220,000 204,115,813
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 55,000,000 61,462,500
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 30,000,000 32,273,250
1,304,686,188
Metals & Mining 0.4%
e
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 50,000,000 54,062,500
e
FMG Resources August 2006 Pty. Ltd. ,
Senior Note, 144A, 4.75%, 5/15/22 ...................... Australia 40,200,000 41,431,125
Senior Note, 144A, 5.125%, 3/15/23 ..................... Australia 25,000,000 26,468,750
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 60,540,000 65,799,412
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 30,000,000 33,425,700

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc., (continued)
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 $ 65,473,411
286,660,898
Oil, Gas & Consumable Fuels 1.8%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 62,263,000 61,859,225
Senior Note, 7.75%, 4/15/23 ........................... United States 128,585,000 125,839,067
e
Senior Note, 144A, 11%, 4/15/25 ........................ United States 261,500,000 264,766,135
e
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 124,770,240
f
Chesapeake Energy Corp. ,
e
Secured Note, 144A, 11.5%, 1/01/25 ..................... United States 1,070,000,000 188,855,000
Senior Note, 7%, 10/01/24 ............................ United States 410,000,000 18,962,500
HighPoint Operating Corp. ,
Senior Bond, 7%, 10/15/22 ............................ United States 205,783,000 80,978,697
Senior Note, 8.75%, 6/15/25 ........................... United States 175,845,000 69,458,775
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 40,000,000 42,908,000
Senior Note, 8%, 7/15/25 ............................. United States 50,000,000 57,043,750
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 31,334,550
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 63,562,500
Senior Note, 6.625%, 9/01/30 .......................... United States 60,000,000 65,235,000
PBF Holding Co. LLC / PBF Finance Corp. ,
Senior Note, 6%, 2/15/28 ............................. United States 37,000,000 21,205,625
e
Senior Secured Note, 144A, 9.25%, 5/15/25 ............... United States 24,000,000 23,571,000
Sunoco LP / Sunoco Finance Corp. , Senior Note , 5.5% , 2/15/26 .. United States 15,775,000 16,225,534
1,256,575,598
Pharmaceuticals 1.7%
AstraZeneca plc , Senior Note , 2.375% , 6/12/22 ............... United Kingdom 31,500,000 32,383,872
e
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 137,000,000 152,933,100
e
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 122,400,000 126,275,184
Senior Note, 144A, 9%, 12/15/25 ....................... United States 105,000,000 116,335,275
Senior Note, 144A, 5%, 2/15/29 ........................ United States 50,000,000 51,503,750
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 87,300,000 89,897,175
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 75,000,000 77,796,750
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 74,382,215
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 .......... United States 40,000,000 46,581,500
e
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 62,939,000 70,373,669
Senior Note, 144A, 6%, 6/30/28 ........................ United States 107,739,000 91,685,889
e
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 76,744,000 83,367,775
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 ......... United States 110,000,000 125,915,309
1,139,431,463
Road & Rail 0.1%
e
Ashtead Capital, Inc. ,
Senior Note, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 36,526,875
Senior Note, 144A, 4%, 5/01/28 ........................ United Kingdom 25,000,000 26,616,000
63,142,875
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23 United States 69,000,000 74,738,965

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Tobacco 0.4%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 88,500,000 $ 95,857,703
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 170,000,000 189,327,764
285,185,467
Trading Companies & Distributors 0.2%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28 United States 93,000,000 99,161,250
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 33,034,650
132,195,900
Wireless Telecommunication Services 1.8%
Sprint Communications, Inc. ,
Senior Note, 11.5%, 11/15/21 .......................... United States 200,000,000 217,375,000
Senior Note, 6%, 11/15/22 ............................. United States 347,700,000 376,819,875
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 217,148,017
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 223,184,423
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 107,245,873
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 100,000,000 116,000,000
1,257,773,188
Total Corporate Bonds (Cost $18,430,874,175) ..................................
17,842,907,046
Units
Index-Linked Notes 0.3%
Capital Markets 0.3%
e,i
Credit Suisse AG, Senior Note, 144A, 11.06%, 2/08/21 ......... Switzerland 33,000 111,159,180
e,i
UBS AG, Senior Note, 144A, 0%, 5/07/21 ................... Switzerland 75,000 80,361,750
191,520,930
Total Index-Linked Notes (Cost $174,480,150) ...................................
191,520,930
Principal
Amount
*
h
Senior Floating Rate Interests 0.1%
Oil, Gas & Consumable Fuels 0.1%
f
Chesapeake Energy Corp., Term Loan, A, (1-month USD LIBOR +
8%), 6/24/24 ....................................... United States 77,725,000 66,195,662
Specialty Retail 0.0%
†
Belk, Inc., First Lien, Term Loan, 7.75%, (3-month USD LIBOR +
6.75%), 7/31/25 ..................................... United States 48,264,253 17,323,488
Total Senior Floating Rate Interests (Cost $121,383,357) .........................
83,519,150
U.S. Government and Agency Securities 1.4%
U.S. Treasury Bonds ,
7.5%, 11/15/24 ...................................... United States 350,000,000 448,123,046
6.875%, 8/15/25 ..................................... United States 400,000,000 520,218,752
Total U.S. Government and Agency Securities (Cost $912,447,904) ................
968,341,798

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities 0.1%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 55,000,000 $ 59,576,902
Total Asset-Backed Securities (Cost $55,000,000) ...............................
59,576,902
Mortgage-Backed Securities 1.6%
Federal National Mortgage Association (FNMA) Fixed Rate 0.7%
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 421,415,402 441,942,858
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 57,965,539 63,184,475
505,127,333
Government National Mortgage Association (GNMA) Fixed Rate 0.9%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 421,529,061 442,430,770
GNMA II, Single-family, 30 Year, 3.5%, 6/20/50 ............... United States 166,390,814 176,467,849
618,898,619
Total Mortgage-Backed Securities (Cost $1,132,095,175) .........................
1,124,025,952
Shares
Escrows and Litigation Trusts 0.0%
f,j
Motors Liquidation Co., Escrow Account .................... United States 400,000,000 —
b,j
Motors Liquidation Co., Escrow Account, Convertible Preferred, C . United States 11,000,000 —
Total Escrows and Litigation Trusts (Cost $603,044) .............................
—
Total Long Term Investments (Cost $62,870,285,703) ............................
67,588,909,247
a
Short Term Investments 0.8%
a a
Country Shares
a
Value
a
Money Market Funds 0.7%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 480,232,348 480,232,348
Total Money Market Funds (Cost $480,232,348) .................................
480,232,348
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 68,298,000 68,298,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See abbreviations on page 42 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
m
Joint Repurchase Agreement, BofA Securities, Inc., 0.06%, 1/04/21
(Maturity Value $12,575,818)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$12,827,265) ....................................... 12,575,734 $ 12,575,734
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $80,873,734) ...........................................................
80,873,734
Total Short Term Investments (Cost $561,106,082 ) ...............................
561,106,082
a
Total Investments (Cost $63,431,391,785) 99.3% ................................
$68,150,015,329
Options Written (0.0)% .......................................................
(7,305,000)
Other Assets, less Liabilities 0.7% .............................................
451,456,542
Net Assets 100.0% ...........................................................
$68,594,166,871
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
Home Depot, Inc. (The), February Strike Price $280.00, Expires
2/19/21 ........................................... 5,000 132,810,000 (1,675,000)
Intel Corp., January Strike Price $55.00, Expires 1/15/21 ........ 20,000 99,640,000 (460,000)
JPMorgan Chase & Co., January Strike Price $130.00, Expires
1/15/21 ........................................... 20,000 254,140,000 (3,320,000)
Lockheed Martin Corp., January Strike Price $375.00, Expires
1/15/21 ........................................... 2,500 88,745,000 (225,000)
PepsiCo, Inc., January Strike Price $150.00, Expires 1/15/21 ..... 10,000 148,300,000 (1,280,000)
Union Pacific Corp., January Strike Price $220.00, Expires 1/15/21 5,000 104,110,000 (345,000)
(7,305,000)
Total Options Written (Premiums received $12,305,544) ..........................
$ (7,305,000)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 6 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at December 31, 2020.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $22,042,012,351, representing 32.1% of net assets.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

i
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
j
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
k
See Note 7 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2020, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2020
Franklin U.S. Government Securities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.4%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 22,085,879
Total U.S. Government and Agency Securities (Cost $18,949,284) .................
22,085,879
Mortgage-Backed Securities 94.6%
Government National Mortgage Association (GNMA) Fixed Rate 94.6%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 6,249,966 6,996,602
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 218,196,265 249,507,786
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 94,524,652 111,241,388
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 85,325,555 103,121,879
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 24,765,407 29,016,890
GNMA I, 30 Year, 7%, 12/15/23 - 5/15/32 .................................. 6,410,463 7,663,115
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 1,662,508 1,930,062
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 3,064 3,690
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 819 895
GNMA I, 30 Year, 10%, 8/15/21 - 2/15/25 .................................. 313 313
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 18,796,878 20,655,111
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 61,182,573 67,177,257
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 118,013,278 133,180,796
GNMA I, Single-family, 30 Year, 5%, 5/15/34 - 2/15/35 ........................ 32,471 35,759
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 4/15/49 ...................... 1,298,369 1,442,231
GNMA I, Single-family, 30 Year, 6%, 9/15/32 ............................... 2,918 3,273
GNMA I, Single-family, 30 Year, 6.5%, 9/15/31 - 7/15/32 ...................... 1,998 2,220
GNMA I, Single-family, 30 Year, 7%, 10/15/22 - 9/15/32 ....................... 10,100,681 10,873,931
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 54,606 55,613
GNMA I, Single-family, 30 Year, 7.5%, 1/15/22 - 7/15/31 ...................... 2,242,346 2,349,159
GNMA I, Single-family, 30 Year, 7.7%, 10/15/21 ............................. 2,544 2,551
GNMA I, Single-family, 30 Year, 8%, 4/15/21 - 9/15/30 ........................ 1,051,726 1,078,360
GNMA I, Single-family, 30 Year, 8.5%, 4/15/21 - 5/15/25 ...................... 104,920 105,984
GNMA I, Single-family, 30 Year, 9%, 2/15/21 - 1/15/23 ........................ 36,179 36,359
GNMA I, Single-family, 30 Year, 9.5%, 2/15/21 - 8/15/22 ...................... 13,710 13,756
GNMA I, Single-family, 30 Year, 10%, 6/15/21 - 2/15/25 ....................... 5,746 5,759
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 5,261,041 5,861,702
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 1,696,579 1,842,331
GNMA II, 30 Year, 6.5%, 9/20/31 - 3/20/34 ................................. 1,618,084 1,917,940
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 437,328 527,395
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 34,713 35,141
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 83,272 94,120
GNMA II, Single-family, 30 Year, 2%, 11/20/50 .............................. 103,414,995 108,236,969
GNMA II, Single-family, 30 Year, 2%, 12/20/50 .............................. 125,000,000 130,828,436
GNMA II, Single-family, 30 Year, 2.5%, 6/20/50 ............................. 146,779,600 155,469,645
GNMA II, Single-family, 30 Year, 2.5%, 7/20/50 ............................. 108,114,698 114,529,334
GNMA II, Single-family, 30 Year, 2.5%, 8/20/50 ............................. 107,076,767 113,439,612
GNMA II, Single-family, 30 Year, 2.5%, 9/20/50 ............................. 267,085,958 282,987,652
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 20,969,262 22,220,241
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 93,869,326 99,468,227
GNMA II, Single-family, 30 Year, 2.5%, 12/20/50 ............................ 123,500,000 130,866,328
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 32,676,695 34,939,276
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 20,648,553 22,016,178
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 31,564,822 33,757,786
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 45,358,817 48,304,976
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 36,206,727 38,376,323
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 60,969,152 64,620,507
GNMA II, Single-family, 30 Year, 3%, 5/20/50 ............................... 197,325,978 206,505,963
GNMA II, Single-family, 30 Year, 3%, 5/20/50 ............................... 15,246,478 16,273,244
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 22,607,436 24,133,950
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 214,853,013 224,909,975
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............................... 276,300,861 290,001,363

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3%, 12/20/50 .............................. $ 207,430,698 $ 220,620,595
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 125,435,195 133,430,448
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 55,247,080 60,200,772
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 69,019,643 75,174,094
GNMA II, Single-family, 30 Year, 3.5%, 4/20/43 ............................. 14,808,495 16,127,988
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 20,173,405 22,040,804
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 23,435,510 25,527,006
GNMA II, Single-family, 30 Year, 3.5%, 8/20/43 ............................. 15,806,359 17,219,247
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 341,127,298 368,291,128
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 346,131,426 370,808,021
GNMA II, Single-family, 30 Year, 3.5%, 5/20/50 ............................. 26,214,668 27,800,216
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 58,840,700 64,305,558
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 18,816,685 20,817,198
GNMA II, Single-family, 30 Year, 4%, 7/20/41 ............................... 14,930,862 16,505,064
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 18,008,454 19,912,419
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 22,336,451 24,695,948
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 20,797,233 22,987,908
GNMA II, Single-family, 30 Year, 4%, 2/20/44 ............................... 14,255,799 16,021,528
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 87,946,840 94,667,279
GNMA II, Single-family, 30 Year, 4%, 12/20/49 .............................. 20,029,709 21,839,999
GNMA II, Single-family, 30 Year, 4%, 12/20/49 .............................. 18,820,578 20,521,964
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 2/20/44 ....................... 38,263,555 42,415,422
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 16,438,281 18,317,986
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 19,994,128 22,279,544
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 22,094,229 24,620,805
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 30,747,645 34,263,813
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 22,470,374 25,035,690
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 52,176,069 58,118,952
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 58,683,608 67,018,933
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 64,398,938 74,586,506
GNMA II, Single-family, 30 Year, 6%, 10/20/23 - 7/20/39 ...................... 38,475,526 44,899,233
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 11,891,463 13,907,136
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 3,190,962 3,803,903
GNMA II, Single-family, 30 Year, 7.5%, 10/20/22 - 4/20/32 ..................... 561,142 639,933
GNMA II, Single-family, 30 Year, 8%, 5/20/24 - 6/20/30 ....................... 230,834 266,739
GNMA II, Single-family, 30 Year, 8.5%, 12/20/21 - 6/20/25 ..................... 15,276 15,425
GNMA II, Single-family, 30 Year, 9%, 10/20/21 - 11/20/21 ...................... 3,189 3,221
GNMA II, Single-family, 30 Year, 9.5%, 9/20/21 - 1/20/25 ...................... 4,678 4,693
GNMA II, Single-family, 30 Year, 10%, 1/20/21 .............................. 200 199
5,008,378,670
Total Mortgage-Backed Securities (Cost $4,859,104,419) .........................
5,008,378,670
Total Long Term Investments (Cost $4,878,053,703) .............................
5,030,464,549
a
a a a a

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 42 .
Short Term Investments 4.9%
a a
Shares
a
Value
a
Money Market Funds 4.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 261,750,594 $ 261,750,594
Total Money Market Funds (Cost $261,750,594) .................................
261,750,594
Total Short Term Investments (Cost $261,750,594 ) ...............................
261,750,594
a
Total Investments (Cost $5,139,804,297) 99.9% ..................................
$5,292,215,143
Other Assets, less Liabilities 0.1% ............................................
3,507,546
Net Assets 100.0% ...........................................................
$5,295,722,689
a
See Note 7 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), December 31, 2020
Franklin Utilities Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Diversified Telecommunication Services 0.6%
a
TELUS Corp. ........................................ Canada 2,000,000 $ 39,635,249
Electric Utilities 58.6%
Alliant Energy Corp. ................................... United States 3,856,870 198,744,511
American Electric Power Co., Inc. ......................... United States 3,000,000 249,810,000
Duke Energy Corp. .................................... United States 2,900,000 265,524,000
Edison International ................................... United States 4,200,000 263,844,000
Emera, Inc. .......................................... Canada 2,000,000 85,056,207
Entergy Corp. ........................................ United States 2,300,000 229,632,000
Evergy , Inc. .......................................... United States 3,200,000 177,632,000
Eversource Energy .................................... United States 2,400,000 207,624,000
Exelon Corp. ......................................... United States 6,300,000 265,986,000
FirstEnergy Corp. ..................................... United States 3,100,000 94,891,000
NextEra Energy, Inc. ................................... United States 9,900,000 763,785,000
OGE Energy Corp. .................................... United States 1,400,000 44,604,000
a
PG&E Corp. ......................................... United States 6,000,000 74,760,000
Pinnacle West Capital Corp. ............................. United States 2,200,000 175,890,000
PNM Resources, Inc. .................................. United States 2,200,070 106,769,397
PPL Corp. ........................................... United States 2,200,000 62,040,000
Southern Co. (The) .................................... United States 4,165,247 255,871,123
Xcel Energy, Inc. ...................................... United States 2,200,000 146,674,000
3,669,137,238
Gas Utilities 3.0%
Atmos Energy Corp. ................................... United States 250,000 23,857,500
New Jersey Resources Corp. ............................ United States 1,000,000 35,550,000
Southwest Gas Holdings, Inc. ............................ United States 1,000,000 60,750,000
Spire, Inc. ........................................... United States 1,000,000 64,040,000
184,197,500
Independent Power and Renewable Electricity Producers 0.8%
Vistra Corp. .......................................... United States 2,500,000 49,150,000
Multi-Utilities 32.0%
Ameren Corp. ........................................ United States 1,668,250 130,223,595
Black Hills Corp. ...................................... United States 784,393 48,200,950
CenterPoint Energy, Inc. ................................ United States 6,300,000 136,332,000
CMS Energy Corp. .................................... United States 5,000,000 305,050,000
Consolidated Edison, Inc. ............................... United States 1,300,000 93,951,000
Dominion Energy, Inc. .................................. United States 4,000,000 300,800,000
DTE Energy Co. ...................................... United States 1,900,000 230,679,000
E.ON SE ............................................ Germany 8,500,000 94,126,408
National Grid plc ...................................... United Kingdom 5,999,933 70,908,960
NiSource, Inc. ........................................ United States 4,700,000 107,818,000
NorthWestern Corp. ................................... United States 1,000,000 58,310,000
Public Service Enterprise Group, Inc. ...................... United States 1,900,000 110,770,000
Sempra Energy ....................................... United States 1,900,000 242,079,000
WEC Energy Group, Inc. ................................ United States 800,000 73,624,000
2,002,872,913
Oil, Gas & Consumable Fuels 2.9%
a
Cheniere Energy, Inc. .................................. United States 1,300,000 78,039,000
Origin Energy Ltd. ..................................... Australia 7,000,000 25,699,589
Williams Cos., Inc. (The) ................................ United States 4,000,000 80,200,000
183,938,589
Water Utilities 1.9%
Essential Utilities, Inc. .................................. United States 1,750,000 82,757,500

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Utilities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 42 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 3,000,000 $ 36,695,599
119,453,099
Total Common Stocks (Cost $3,356,347,247) ....................................
6,248,384,588
Principal
Amount
*
Corporate Bonds 0.1%
Electric Utilities 0.1%
Evergy Missouri West, Inc. , Senior Bond , 8.27% , 11/15/21 ....... United States 6,100,000 6,470,914
Total Corporate Bonds (Cost $6,094,250) .......................................
6,470,914
Total Long Term Investments (Cost $3,362,441,497) .............................
6,254,855,502
a
a
Total Investments (Cost $3,362,441,497) 99.9% ..................................
$6,254,855,502
Other Assets, less Liabilities 0.1% .............................................
3,779,483
Net Assets 100.0% ...........................................................
$6,258,634,985
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.

Franklin Custodian Funds

Notes to Statements of Investments (unaudited)
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Fund has invested in derivatives during the period.
Franklin Income Fund - Options
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

4. Mortgage Dollar Rolls
Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2020, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Community Health Systems Inc $ — $ 104,604,374 $ — $ — $ (30,304,374) $ 74,300,000 10,000,000 $ —
Weatherford International plc . 28,665,000 — (3,721,543) (13,878,469) 72,335,012 83,400,000 13,900,000 —
$28,665,000 $104,604,374 $(3,721,543) $ (13,878,469) $ 42,030,638 $157,700,000 — $ —
Total Affiliated Securities
(Value is 0.2% of Net Assets) $28,665,000 $104,604,374 $(3,721,543) (13,878,469) 42,030,638 $157,700,000 $—

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2020, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $323,931,348 $904,919,641 $(943,607,879) $— $— $285,243,110 285,243,110 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $72,237,000 $168,353,000 $(143,429,000) $ — $ — $97,161,000 97,161,000 $—
Total Affiliated Securities .... $396,168,348 $1,073,272,641 $(1,087,036,879) $— $— $382,404,110 $—
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $2,346,648 $14,785,504 $(12,974,941) $— $— $4,157,211 4,157,211 $—
Total Affiliated Securities .... $2,346,648 $14,785,504 $(12,974,941) $— $— $4,157,211 $—
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $94,207,855 $595,062,391 $(536,871,757) $— $— $152,398,489 152,398,489 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $46,871,000 $39,481,000 $(73,266,000) — — $13,086,000 13,086,000 $—
Total Affiliated Securities .... $141,078,855 $634,543,391 $(610,137,757) $— $— $165,484,489 $—

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $639,000,040 $4,528,905,429 $(4,687,673,121) $— $— $480,232,348 480,232,348 $18
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $23,122,000 $82,046,000 $(36,870,000) $ — $ — $68,298,000 68,298,000 $—
Total Affiliated Securities .... $662,122,040 $4,610,951,429 $(4,724,543,121) $— $— $548,530,348 $18
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $231,583,058 $76,076,151 $(45,908,615) $— $— $261,750,594 261,750,594 $—
Total Affiliated Securities .... $231,583,058 $76,076,151 $(45,908,615) $— $— $261,750,594 $—
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $5,118,759 $193,873,873 $(198,992,632) $— $— $— $—
Total Affiliated Securities .... $5,118,759 $193,873,873 $(198,992,632) $— $— $— $—
7. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

A summary of inputs used as of December 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 59,644,050 $ — $ — $ 59,644,050
Automobiles .......................... 423,402,000 — — 423,402,000
Biotechnology ......................... 404,713,494 88,407,912 — 493,121,406
Capital Markets ........................ 480,013,750 — — 480,013,750
Diversified Consumer Services ............ 94,846,500 — — 94,846,500
Electric Utilities ........................ 154,300,000 — — 154,300,000
Electrical Equipment .................... 32,747,574 — — 32,747,574
Electronic Equipment, Instruments &
Components ........................ 91,803,000 84,377,555 — 176,180,555
Entertainment ......................... 709,342,900 80,242,677 — 789,585,577
Equity Real Estate Investment Trusts (REITs) . 419,611,000 — — 419,611,000
Health Care Equipment & Supplies ......... 1,638,840,500 — — 1,638,840,500
Health Care Providers & Services .......... 147,464,000 — — 147,464,000
Health Care Technology ................. 582,680,310 — — 582,680,310
Hotels, Restaurants & Leisure ............. 13,123,920 — — 13,123,920
Industrial Conglomerates ................ 129,327,000 — — 129,327,000
Interactive Media & Services .............. 1,361,539,380 376,579,536 — 1,738,118,916
Internet & Direct Marketing Retail .......... 2,944,119,967 204,364,738 — 3,148,484,705
IT Services ........................... 2,958,689,256 510,180,215 — 3,468,869,471
Life Sciences Tools & Services ............ 658,235,628 378,438,555 — 1,036,674,183
Media ............................... 204,186,500 — — 204,186,500
Multiline Retail ........................ — 4,795,350 — 4,795,350
Pharmaceuticals ....................... 197,227,000 124,650,706 — 321,877,706
Professional Services ................... 313,551,000 — — 313,551,000
Road & Rail .......................... 20,400,000 — — 20,400,000
Semiconductors & Semiconductor Equipment . 1,290,289,800 — — 1,290,289,800
Software ............................. 4,800,847,098 22,699,838 — 4,823,546,936
Specialty Retail ........................ 77,850,500 — — 77,850,500
Technology Hardware, Storage & Peripherals . 212,304,000 — — 212,304,000
Textiles, Apparel & Luxury Goods .......... 35,367,500 — — 35,367,500
Short Term Investments ................... 382,404,110 24,145,900 — 406,550,010
Total Investments in Securities ........... $20,838,871,737 $1,898,882,982 $— $22,737,754,719
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 2,409,863 — — 2,409,863
Capital Markets ........................ 1,019,428 — — 1,019,428
Electric Utilities ........................ 1,523,481 — — 1,523,481
Entertainment ......................... 3,142,697 — — 3,142,697
Equity Real Estate Investment Trusts (REITs) . 726,066 — — 726,066
Food & Staples Retailing ................. 1,285,573 — — 1,285,573
Health Care Equipment & Supplies ......... 6,352,187 — — 6,352,187
Health Care Technology ................. 1,548,013 — — 1,548,013
Hotels, Restaurants & Leisure ............. 58,720 — — 58,720
Industrial Conglomerates ................ 1,116,092 — — 1,116,092
Interactive Media & Services .............. 3,955,490 1,503,187 — 5,458,677
Internet & Direct Marketing Retail .......... 9,804,570 — — 9,804,570
IT Services ........................... 9,683,390 2,414,259 — 12,097,649
Life Sciences Tools & Services ............ — 1,120,557 — 1,120,557
8. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Focused Growth Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Media ............................... $ 1,505,688 $ — $ — $ 1,505,688
Personal Products ..................... 688,101 — — 688,101
Professional Services ................... 1,763,449 — — 1,763,449
Semiconductors & Semiconductor Equipment . 3,817,500 — — 3,817,500
Software ............................. 12,696,074 — — 12,696,074
Short Term Investments ................... 4,157,211 — — 4,157,211
Total Investments in Securities ........... $67,253,593 $5,038,003 $— $72,291,596
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 789,591,643 — — 789,591,643
Auto Components ...................... 54,848,312 — — 54,848,312
Beverages ........................... 589,947,244 — — 589,947,244
Biotechnology ......................... 427,717,110 — — 427,717,110
Building Products ...................... 237,269,666 — — 237,269,666
Capital Markets ........................ 627,238,134 — — 627,238,134
Chemicals ........................... 455,559,754 — — 455,559,754
Commercial Services & Supplies ........... 61,682,846 — — 61,682,846
Construction Materials .................. 111,764,345 — — 111,764,345
Electric Utilities ........................ 155,843,617 — — 155,843,617
Electrical Equipment .................... 83,298,513 — — 83,298,513
Electronic Equipment, Instruments &
Components ........................ 551,512,036 — — 551,512,036
Entertainment ......................... 310,589,989 — — 310,589,989
Equity Real Estate Investment Trusts (REITs) . 262,457,182 — — 262,457,182
Food Products ........................ 128,778,242 — — 128,778,242
Health Care Equipment & Supplies ......... 1,266,162,501 — — 1,266,162,501
Health Care Providers & Services .......... 212,119,936 — — 212,119,936
Health Care Technology ................. 71,108,108 — — 71,108,108
Hotels, Restaurants & Leisure ............. 104,516,890 — — 104,516,890
Insurance ............................ 6,327,988 — — 6,327,988
Interactive Media & Services .............. 931,328,182 — — 931,328,182
Internet & Direct Marketing Retail .......... 1,268,409,836 — — 1,268,409,836
IT Services ........................... 1,294,815,335 138,477,137 — 1,433,292,472
Life Sciences Tools & Services ............ 881,398,581 124,222,575 — 1,005,621,156
Machinery ............................ 773,860,389 — — 773,860,389
Media ............................... 216,768,064 — — 216,768,064
Personal Products ..................... 24,347,867 — — 24,347,867
Pharmaceuticals ....................... 947,006,140 — — 947,006,140
Professional Services ................... 657,800,671 — — 657,800,671
Road & Rail .......................... 963,547,357 — — 963,547,357
Semiconductors & Semiconductor Equipment . 1,004,519,534 — — 1,004,519,534
Software ............................. 3,056,267,448 — — 3,056,267,448
Technology Hardware, Storage & Peripherals . 1,128,522,346 — — 1,128,522,346
Textiles, Apparel & Luxury Goods .......... 265,252,996 — — 265,252,996
Trading Companies & Distributors .......... 132,092,279 — — 132,092,279
Water Utilities ......................... 105,703,844 — — 105,703,844
Short Term Investments ................... 165,484,489 3,272,399 — 168,756,888
Total Investments in Securities ........... $20,325,459,414 $265,972,111 $— $20,591,431,525
8. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 837,672,500 $ — $ — $ 837,672,500
Air Freight & Logistics ................... 505,200,000 — — 505,200,000
Automobiles .......................... 124,920,000 — — 124,920,000
Banks ............................... 4,526,661,661 280,873,669 — 4,807,535,330
Beverages ........................... 2,294,400,000 — — 2,294,400,000
Biotechnology ......................... 147,980,400 — — 147,980,400
Capital Markets ........................ 274,120,000 — — 274,120,000
Chemicals ........................... 288,793,540 395,229,557 — 684,023,097
Containers & Packaging ................. 120,649,210 — — 120,649,210
Diversified Telecommunication Services ..... 1,636,631,375 — — 1,636,631,375
Electric Utilities ........................ 3,864,205,500 — — 3,864,205,500
Energy Equipment & Services ............. 312,749,979 — — 312,749,979
Equity Real Estate Investment Trusts (REITs) . 87,780,000 — — 87,780,000
Health Care Providers & Services .......... 620,700,000 — — 620,700,000
Health Care Technology ................. 35,156,000 — — 35,156,000
Household Products .................... 904,410,000 — — 904,410,000
Industrial Conglomerates ................ 638,100,000 — — 638,100,000
Insurance ............................ 806,131,500 — — 806,131,500
IT Services ........................... 564,823,560 — — 564,823,560
Machinery ............................ 267,978,000 — — 267,978,000
Media ............................... 144,100,000 — — 144,100,000
Metals & Mining ....................... 720,531,610 — — 720,531,610
Multiline Retail ........................ 222,092,393 — — 222,092,393
Multi-Utilities .......................... 1,611,145,000 — — 1,611,145,000
Oil, Gas & Consumable Fuels ............. 3,674,136,000 — — 3,674,136,000
Personal Products ..................... — 179,934,183 — 179,934,183
Pharmaceuticals ....................... 2,929,262,985 598,323,391 — 3,527,586,376
Road & Rail .......................... 520,550,000 — — 520,550,000
Semiconductors & Semiconductor Equipment . 728,563,000 — — 728,563,000
Specialty Retail ........................ 132,810,000 — — 132,810,000
Tobacco ............................. 620,925,000 — — 620,925,000
Wireless Telecommunication Services ....... — 82,130,398 — 82,130,398
Equity-Linked Securities ................... — 12,843,107,590 — 12,843,107,590
Convertible Preferred Stocks :
Banks ............................... 379,645,000 — — 379,645,000
Capital Markets ........................ 81,378,000 — — 81,378,000
Chemicals ........................... 20,420,000 — — 20,420,000
Electric Utilities ........................ 887,872,500 — — 887,872,500
Health Care Equipment & Supplies ......... 65,055,000 — — 65,055,000
Machinery ............................ 95,339,150 — — 95,339,150
Multi-Utilities .......................... 294,399,970 — — 294,399,970
Semiconductors & Semiconductor Equipment . 597,437,400 — — 597,437,400
Thrifts & Mortgage Finance ............... — 132,812,500 — 132,812,500
Preferred Stocks ........................ 124,261,998 — — 124,261,998
Convertible Bonds ....................... — 97,617,950 — 97,617,950
Corporate Bonds ........................ — 17,842,907,046 — 17,842,907,046
Index-Linked Notes ...................... — 191,520,930 — 191,520,930
Senior Floating Rate Interests ............... — 83,519,150 — 83,519,150
U.S. Government and Agency Securities ....... — 968,341,798 — 968,341,798
Asset-Backed Securities .................. — 59,576,902 — 59,576,902
Mortgage-Backed Securities ................ — 1,124,025,952 — 1,124,025,952
8. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Escrows and Litigation Trusts ............... $ — $ — $ —
a
$ —
Short Term Investments ................... 548,530,348 12,575,734 — 561,106,082
Total Investments in Securities ........... $33,257,518,579 $34,892,496,750 $— $68,150,015,329
Liabilities:
Other Financial Instruments:
Options written .......................... $ 7,305,000 $ — $ — $ 7,305,000
$— $— $— $—
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
b
U.S. Government and Agency Securities ....... — 22,085,879 — 22,085,879
Mortgage-Backed Securities ................ — 5,008,378,670 — 5,008,378,670
Short Term Investments ................... 261,750,594 — — 261,750,594
Total Investments in Securities ........... $261,750,594 $5,030,464,549 $— $5,292,215,143
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 39,635,249 — 39,635,249
Electric Utilities ........................ 3,669,137,238 — — 3,669,137,238
Gas Utilities .......................... 184,197,500 — — 184,197,500
Independent Power and Renewable Electricity
Producers .......................... 49,150,000 — — 49,150,000
Multi-Utilities .......................... 1,837,837,545 165,035,368 — 2,002,872,913
Oil, Gas & Consumable Fuels ............. 158,239,000 25,699,589 — 183,938,589
Water Utilities ......................... 82,757,500 36,695,599 — 119,453,099
Corporate Bonds ........................ — 6,470,914 — 6,470,914
Total Investments in Securities ........... $5,981,318,783 $273,536,719 $— $6,254,855,502
a
Includes securities determined to have no value at December 31, 2020.
b
For detailed categories, see the accompanying Statement of Investments.
8. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
NYRS New York Registry Shares
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.